Chase Growth Fund
Schedule of Investments
at June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.7%
	Biotechnology - 1.8%
3,972	Vertex Pharmaceuticals, Inc. *	$1,119,270

	Brokerage - 2.9%
9,900	LPL Financial Holdings, Inc.	1,826,352

	Business Services - 2.0%
8,422	ExlService Holdings, Inc. *	1,240,813

	Chemicals - Fertilizers - 1.4%
18,470	Mosaic Co.	872,338

	Chemicals - Specialty - 1.6%
4,879	Albemarle Corp.	1,019,613

	Computer - Semiconductors - 1.2%
7,927	Applied Materials, Inc.	721,199

	Computer - Storage - 4.3%
32,168	Silicon Motion Technology Corp. - ADR	2,692,462

	Computer Hardware - 4.8%
22,021	Apple, Inc.	3,010,711

	Computer Software - 6.2%
15,080	Microsoft Corp.	3,872,996

	Conglomerates - 3.3%
8,728	Carlisle Companies, Inc.	2,082,588

	Containers - 3.3%
55,731	Graphic Packaging Holding Co.	1,142,486
16,268	Sealed Air Corp.	938,989
		2,081,475
	Defense - 3.5%
23,028	Raytheon Technologies Corp.	2,213,221

	Drugs - Proprietary - 4.7%
12,730	AbbVie, Inc.	1,949,727
5,878	Zoetis, Inc. - Class A	1,010,369
		2,960,096
	Electrical Components - 3.2%
18,563	WESCO International, Inc. *	1,988,097

	Electronics - 2.0%
10,856	Arrow Electronics, Inc. *	1,216,849

	Energy/Oil & Gas Exploration & Production - 3.4%
8,835	Diamondback Energy, Inc.	1,070,360
4,663	Pioneer Natural Resources Co.	1,040,222
		2,110,582
	Energy/Solar - 2.5%
8,130	Enphase Energy, Inc. *	1,587,301

	Engineering/Construction - 1.6%
4,572	Valmont Industries, Inc.	1,027,008

	Finance/Information Services - 1.5%
4,898	Visa, Inc. - Class A	964,367

	Financial Services - Diversified - 2.2%
9,680	American Express Co.	1,341,842

	Health Care Benefits - 4.9%
4,848	Molina Healthcare, Inc. *	1,355,549
3,364	UnitedHealth Group, Inc.	1,727,852
		3,083,401
	Health Care Distribution - 1.6%
7,070	AmerisourceBergen Corp.	1,000,264

	Industrial Distributors - 2.6%
3,589	W. W. Grainger, Inc.	1,630,949

	Insurance - Disability/Life - 1.9%
12,620	Prudential Financial, Inc.	1,207,482

	Insurance - Property/Casualty/Title - 6.2%
51,619	Arch Capital Group, Ltd. - ADR *	2,348,148
5,370	Everest Re Group, Ltd.	1,505,104
		3,853,252
	Internet Software & Services - 4.3%
1,223	Alphabet, Inc. - Class A *	2,665,235

	Metals - 0.9%
17,823	Teck Resources, Ltd. - Class B	544,849

	Railroad - 1.5%
13,231	Canadian Pacific Railway, Ltd.	924,053

	Retail - Discount - 2.9%
11,738	Dollar Tree, Inc. *	1,829,367

	Retail - Specialty - 2.3%
3,646	Ulta Beauty, Inc. *	1,405,460

	Semiconductors - 2.9%
6,638	NVIDIA Corp.	1,006,254
39,989	Photronics, Inc. *	778,986
		1,785,240
	Steel - 1.8%
36,210	Howmet Aerospace, Inc.	1,138,805

	Utilities Electric/Gas - 3.5%
33,337	National Fuel Gas Co.	2,201,909

	TOTAL COMMON STOCKS (Cost $51,562,397)	59,219,446

	REIT - 2.5%
	Real Estate Investment Trust - 2.5%
18,490	W.P. Carey, Inc.	1,532,081
	TOTAL REIT (Cost $1,591,713)	1,532,081

	MONEY MARKET FUND - 2.9%
1,819,634	Invesco STIT Treasury Portfolio - Institutional Class, 1.36%#	1,819,634
	TOTAL MONEY MARKET FUND (Cost $1,819,634)	1,819,634
	Total Investments in Securities (Cost $54,973,744) - 100.1%	62,571,161
	Liabilities in Excess of Other Assets - (0.1)%	(45,321)
	NET ASSETS - 100.0%	$62,525,840

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Growth Fund
Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$2,665,235	$-	$-	$2,665,235
Consumer Discretionary	3,234,827	-	-	3,234,827
Energy	2,110,582	-	-	2,110,582
Financials	8,228,927	-	-	8,228,927
Health Care	8,163,030	-	-	8,163,030
Industrials	11,004,722	-	-	11,004,722
Materials	4,518,275	-	-	4,518,275
Technology	17,091,939	-	-	17,091,939
Utilities	2,201,909	-	-	2,201,909
Total Common Stocks	59,219,446	-	-	59,219,446
REIT	1,532,081	-	-	1,532,081
Money Market Fund	1,819,634	-	-	1,819,634
Total Investments in Securities	$62,571,161	$-	$-	$62,571,161

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.